Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Components in Accumulated Other Comprehensive Income

The changes in the balances of Accumulated other comprehensive income by component are as follows:

(dollars in millions)	Foreign currency translation adjustments	Unrealized gain on cash flow hedges	Unrealized gain on marketable securities	Defined benefit pension and postretirement plans	Total
Balance at January 1, 2013	$793	$88	$101	$1,253	$2,235
Other comprehensive income	60	50	33	–	143
Amounts reclassified to net income	–	(25)	(17)	22	(20)

Net other comprehensive income	60	25	16	22	123

Balance at December 31, 2013	$853	$113	$117	$1,275	$2,358